Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Options
13.	STOCK OPTIONS

Effective October 16, 2014, the Company adopted the 2014 Stock Option Plan (the “Plan”) under the administration of the board of directors to retain the services of valued key employees and consultants of the Company.

At its discretion, the Company grants share option awards to certain employees and non-employees under the Plan and accounts for it in accordance with ASC 718, Compensation – Stock Compensation.

A summary of option activity for the three months ended March 31, 2020 is presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2019	4,233,722	$1.75	2.54	$995,000
Granted	185,887	1.39	-	-
Forfeited	(2,501)	1.36	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2020	4,417,108	$1.72	2.54	$143,000

Vested March 31, 2020	1,820,725	$1.75		$28,000

Exercisable at March 31, 2020	1,337,946	$2.19		$26,000

During the three months ended March 31, 2020 the Company granted stock options to employees to purchase a total of 185,887 shares of Common Stock for services to be rendered. The options have an average exercise price of $1.39 per share, expire in five years, and vests in 4 equal installments during the four years from the grant date. The total fair value of these options at the grant date was approximately $246,000 using the Black-Scholes Option pricing model.

The total stock compensation expense recognized relating to vesting of stock options for the three months ended March 31, 2020 amounted to $381,000. As of March 31, 2020, total unrecognized stock-based compensation expense was $4.0 million, which is expected to be recognized as part of operating expense through March 2024.

The fair value of share option award is estimated using the Black-Scholes option pricing method based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2020	2019
Risk-free interest rate	0.39%	2.75%
Average expected term	5 years	5 years
Expected volatility	270.1%	201.3%
Expected dividend yield	-	-

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of measurement corresponding with the expected term of the share option award; the expected term represents the weighted-average period of time that share option awards granted are expected to be outstanding giving consideration to vesting schedules and historical participant exercise behavior; the expected volatility is based upon historical volatility of the Company’s Common Stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future.

14.	STOCK OPTIONS

On December 20, 2019, we held the 2019 Annual Meeting of Stockholders (the “Meeting”), at which our stockholders approved and adopted the Verb Technology Company, Inc. 2019 Omnibus Incentive Plan (the “Plan”).

A summary of option activity for the years ended December 31, 2019 and 2018 are presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2017	1,456,064	$3.90	2.09	$-
Granted	1,400,418	6.75	-	-
Forfeited	(345,000)	5.85	-	-
Exercised	(32,508)	-	-	-
Outstanding at December 31, 2018	2,478,974	5.25	2.93	-
Granted	2,531,971	2.07	-	-
Forfeited	(777,223)	6.42	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2019	4,233,722	$1.73	2.54	$995,000

Vested December 31, 2019	1,496,439	$2.13		$263,851

Exercisable at December 31, 2019	888,834	$2.55		$83,252

The following were stock options transactions during the year ended December 31, 2019:

On December 23, 2019, the Company amended the exercise price of stock options of certain employees and consultants granted in prior period to purchase 1,340,333 shares of common stock to $1.36 per share. As a result of this amendment, the Company determined the fair value of these stock options before and after the amendment using the Black-Scholes Option Pricing model. The incremental difference of the fair value before and after the amendment amounted to $32,000, of which, $12,000 was recorded as part of stock based compensation expenses and the remaining $20,000 will be recognized as part of operating expense through July 2023 based upon its vesting.

During the year ended December 31, 2019, the Company granted stock options to employees and consultants to purchase a total 2,531,971 shares of Common Stock for services rendered. The options have an average exercise price of $2.07 per share, expire between one and five years, vest starting from grant date through four years. The total fair value of these options at grant date was approximately $4,564,000 using the Black-Scholes Option Pricing model. The total stock compensation expense recognized relating to the vesting of stock options for the year ended December 31, 2019 amounted to $1,961,000. As of December 31, 2019, the total unrecognized stock-based compensation expense was $4,228,000, which is expected to be recognized as part of operating expense through December 2023.

The following were stock options transactions during the year ended December 31, 2018:

During the year ended December 31, 2018, the Company granted stock options to employees and consultants to purchase a total 1,400,418 shares of Common Stock for services rendered. The options have an average exercise price of $6.75 per share, expire in five years, and vest on the grant date or over a period of four years from the grant date. The total fair value of these options at grant date was approximately $9,712,000 using the Black-Scholes Option Pricing model. The total stock compensation expense recognized relating to the vesting of stock options for the year ended December 31, 2018 amounted to $1,870,000.

During the year ended December 31, 2018, options were exercised resulting in the issuance of 32,508 shares of Common Stock. The Company received cash of $34,000 upon exercise of the options.

The fair value of the share option awards was estimated using the Black-Scholes method based on the following weighted-average assumptions:

Years Ended December 31,
	2019	2018
Risk-free interest rate	1.51%-2.75%	2.25%-3.00%
Average expected term (years)	5 years	5 years
Expected volatility	180%-413.83%	184.45%-190.22%
Expected dividend yield	-	-

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of measurement corresponding with the expected term of the share option award; the expected term represents the weighted-average period of time that share option awards granted are expected to be outstanding giving consideration to vesting schedules and historical participant exercise behavior; the expected volatility is based upon historical volatility of the Company’s Common Stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future.